Segment Reporting - Schedule of Geographic Information of Revenue and Long-Lived Assets (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Geographic Information of Revenue and Long-Lived Assets [Line Items]
Revenue	$ 1,793	$ 1,450	$ 4,157	$ 800
Long-Lived Assets	7,147		6,481	4,451
United States [Member]
Schedule of Geographic Information of Revenue and Long-Lived Assets [Line Items]
Revenue	1,793	1,114	3,821	800
Long-Lived Assets	6,602		5,583	3,482
United Kingdom [Member]
Schedule of Geographic Information of Revenue and Long-Lived Assets [Line Items]
Revenue		336	336
Long-Lived Assets	193		367	523
Italy [Member]
Schedule of Geographic Information of Revenue and Long-Lived Assets [Line Items]
Revenue
Long-Lived Assets	$ 353		$ 531	$ 446